Loren P. Hansen

A PROFESSIONAL CORPORATION

attorney at law

telephone:	1301 DOVE STREET, SUITE 370 NEWPORT BEACH, CALIFORNIA 92660	Cell phone:
(949) 851-6125	lphansen@lphansenlaw.com	(949) 275-1145

January 27, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RBB Bancorp
Pre-Effective Amendment No. 1 to form S-3 Registration Statement

Ladies and Gentlemen:

On behalf of RBB Bancorp, a California corporation (the “Company’), an emerging growth company and an accelerated filer, we hereby submit Pre-Effective Amendment No. 1 to the Form S-3 Registration Statement (“Registration Statement”).

Pursuant to Rule 461 under the Securities Act of 1933, as amended (the “Securities Act”), the Company hereby requests the Securities and Exchange Commission (the “Commission”) to accelerate the effective date of the Registration Statement and declare the Registration Statement effective under the Securities Act at 4:00 p.m., Eastern Time, on Friday, January 29, 2021, or as soon thereafter as practicable. The Company also requests the Commission to specifically confirm such effective date and time to the Company in writing.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Yee Phong (Alan) Thian

Chairman, President and Chief Executive Officer

RBB Bancorp

1055 Wilshire Blvd., 12th Floor

Los Angeles, California 90017

(213) 627-9888

With copies to:

Loren P. Hansen Loren P. Hansen, APC 1301 Dove Street, Suite 370 Newport Beach, California 92660 (949) 851-6125	David Morris Executive Vice President and Chief Financial Officer RBB Bancorp 1055 Wilshire Blvd., 12th Floor Los Angeles, California 90017 (213) 627-9888

Please contact the undersigned at (949) 851-6125 or lphansen@lphansenlaw.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Loren P. Hansen
Loren P. Hansen

cc:	Yee Phong (Alan) Thian, Chairman, President and Chief Executive Officer, RBB Bancorp David Morris, Chief Financial Officer, RBB Bancorp